Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule of Stockholders Equity
The following table summarizes the changes in Common Stock and Treasury Stock:

	Treasury	Common Stock
Balance at December 31, 2010	119,906,910	203,431,002
Repurchases of common stock	4,692,200	(4,692,200)
Issuance of common stock	(963,448)	963,448
Conversions to common stock	(48,820)	48,820
Balance at December 31, 2011	123,586,842	199,751,070
Issuance of common stock	(1,118,089)	1,118,089
Conversions to common stock	(14,888)	14,888
Balance at December 31, 2012	122,453,865	200,884,047
Issuance of common stock	(1,163,668)	1,163,668
Conversions to common stock	(34,807)	34,807
Balance at December 31, 2013	121,255,390	202,082,522